Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 395,339	$ 415,927	$ 409,919
Investment expenses	14,527	14,814	12,836
Net investment income	380,812	401,113	397,083
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	332,082	345,299	330,253
Commercial Mortgage Loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	43,781	56,510	69,360
Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	4,262	1,718	1,007
Other investment (loss) income
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	8,703	8,421	8,845
Common Stock
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	314	224
Fixed maturities, at fair value option
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	234	331	$ 454
Fixed maturities, trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 5,963	$ 3,424